Investment in a Joint Venture (Tables)	6 Months Ended
Jun. 30, 2025
Investment in a Joint Venture [Abstract]
Schedule of Joint Venture Investment
	As of December 31, 2024		As of June 30, 2025
	HKD	Equity interest	HKD	US$	Equity interest
Lineowa Fashion and Life Style L.L.C	—	—	352,068	44,850	50.0%
Weighted average cost of capital	14.92%

Schedule of Financial Information Joint Venture

The following table illustrates the summarized financial information of the Company’s joint venture as of June 30, 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the joint venture, if any.

As of June 30, 2025
HKD
Current assets	4,597,136
Non-current assets	5,340,885
Current liabilities	(6,291,943)
Net assets of the joint venture	3,646,078

Revenue	191,515
Loss for the period	(7,847)